The GAMCO Mathers Fund
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	The GAMCO Mathers Fund CLASS AAA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	The GAMCO Mathers Fund CLASS AAA
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	1.34%
Total Annual Fund Operating Expenses	2.59%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The GAMCO Mathers Fund CLASS AAA	262	805	1,375	2,925

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,638% of the average value of its portfolio. The calculation of the portfolio turnover rate excludes purchases and sales of fixed income securities with maturities less than one year and short sales activity.
Principal Investment Strategies

The Fund pursues its objective by using the following principal strategies:

  investing primarily in common stocks, selected for their appreciation potential investing in certain event driven situations such as announced mergers, acquisitions, and reorganizations (“arbitrage”)
  engaging, within prescribed limits, in short sales of equity securities, including exchange-traded funds (“ETFs”), whereby the Fund borrows and sells a security it does not own in order to profit from the potential decline in the price of that security varying its common stock exposure by hedging, primarily with the purchase or short sale of Standard & Poor’s 500 Index (“S&P 500 Index”) futures contracts investing all or a portion of its assets primarily in U.S. Treasury securities when the portfolio manager believes the risk of loss from investing in stocks is high

No minimum or maximum percentage of the Fund’s assets is required to be invested in any type of security or investment strategy.

Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) selects stocks using traditional fundamental analysis of both value and growth data, in conjunction with standard technical analysis. Fundamental analysis involves the use of various data including, but not limited to, price/earnings, price/revenues, price/book value, and price/dividend ratios, and various growth rate calculations for earnings, sales, and other data. Technical analysis includes, but is not limited to, the study of rates of change in stock price movement, volume trends, moving averages, relative strength, and overbought/oversold indicators. The stock selection process is not limited by the total market value of a company’s stock, so the Fund may select small, medium, or large capitalization issues.

The Fund may make short sales of equity securities, including ETFs, in amounts of up to 50% of the value of the Fund’s net assets as determined at the time of the short sale. A short sale is a transaction in which the Fund sells a security which it does not then own in order to profit from the potential decline in the market price of that security.

The Fund may invest all or any portion of its assets in U.S. Treasury bills, notes or bonds when the Fund’s portfolio manager believes financial market conditions warrant such action and/or during periods when the Fund’s portfolio manager believes that the risk associated with owning equity securities is high due to various traditional stock market valuation benchmarks approaching the upper limits of their long-term historical ranges. At such times, which may continue for extended periods, the Fund’s equity exposure may represent a relatively low percentage of the Fund’s assets. During the past ten years, on average, a majority of the Fund’s assets were invested in U.S. Treasury securities.

The Fund does not necessarily purchase or hold individual securities to qualify for long-term capital gains treatment. As a result, turnover in the Fund’s portfolio may be very high, since investments may be held for very short time periods when the Fund’s portfolio manager believes further capital appreciation of those investments is unlikely or that a loss of capital may occur.

The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

You May Want to Invest in the Fund if:

  you seek long-term growth of capital and are skeptical of a fully invested buy and hold equity investment strategy you seek a portfolio that generally may be long and/or short individual stocks, and/or long U.S. Treasury securities, and/or may employ hedging techniques with respect to its common stock exposure you seek a portfolio that is flexibly managed to potentially take advantage of a decline in the U.S. equity markets

Principal Risks

There are market risks inherent in any investment and there is no assurance that the objective of the Fund will be realized. When you sell your Fund shares, you may receive less than what you paid for them. An investment in the Fund is not guaranteed and, consequently, you can lose money by investing in the Fund.

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Short Sale Risk. Short positions in equity securities are generally considered to be more risky than long positions since the theoretical potential loss in a short position is unlimited, while the maximum loss from a long position is equal to its original purchase price.
  Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources.
  Special Situation Risk. Stocks of companies with special situation characteristics may decline in value if their unique circumstances do not develop as anticipated. Special situation factors may include, but are not limited to, potential and/or announced takeover targets, corporate restructuring candidates, and companies involved in corporate reorganizations.
  ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF. ETFs may trade in the secondary market at prices below their net asset value. In addition, the Fund will bear its pro rata share of the ETF’s operating risks.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Hedging Risk. The percentage fluctuation in the value of the Fund’s hedge positions in stock index futures contracts may be greater than those of the underlying index, and positions in such futures are subject to certain other risks, including but not limited to the following:
  an imperfect correlation between the change in market value of the Fund’s long stock positions relative to its short stock index futures hedge positions, limiting the effectiveness of the hedge possible temporary illiquidity in the markets for stock index futures which may result in continuing exposure to adverse price movements the fact that the decision to hedge may prove incorrect and, in that case, the Fund would have been better off not hedging
  Interest Rate Risk. To the extent that the Fund’s portfolio is invested in U.S. Treasury securities, it is subject to the risk of a decrease in principal value of the securities as interest rates rise.
  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commission, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GAMCO MATHERS FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 1.5% (quarter ended June 30, 2007, and the lowest return for a quarter was (9.3)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The GAMCO Mathers Fund	Column	Label	(reflects no deduction for fees, expenses, or taxes)	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes CLASS AAA	The GAMCO Mathers Fund	Return Before Taxes		(4.40%)	(1.09%)	(1.68%)
Return After Taxes on Distributions CLASS AAA	The GAMCO Mathers Fund	Return After Taxes on Distributions		(4.40%)	(1.27%)	(1.94%)
Return After Taxes on Distributions and Sale of Fund Shares CLASS AAA	The GAMCO Mathers Fund	Return After Taxes on Distributions and Sale of Fund Shares		(2.86%)	(1.02%)	(1.55%)
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	(2.11%)	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).